Unaudited Condensed Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Class A Ordinary Shares USD ($) shares	Class B Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Total Company’s shareholders’ equity/ (deficit) USD ($)	Total Company’s shareholders’ equity/ (deficit) CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	Convertible Preferred Shares CNY (¥) shares	USD ($)	CNY (¥)
Balance at Dec. 31, 2019 | ¥			¥ 11		¥ 61,919		¥ (56,197)		¥ (2,958)		¥ 2,785		¥ 22,739	¥ 10		¥ 25,524
Balance (in Shares) at Dec. 31, 2019 | shares			225,000,000											193,668,615
Contribution from non-controlling shareholders | ¥					14,432						14,432		18,665			33,097
Repurchase of non-controlling interests | ¥					(867)						(867)		(223)			(1,090)
Net profit							(12,993)				(12,993)		3,218		$ (9,775)	(9,775)
Share-based compensation of subsidiary (Note 12) | ¥													520			520
Foreign currency translation | ¥									(378)		(378)		1,573			1,195
Balance at Dec. 31, 2020 | ¥			¥ 11		75,484		(69,190)		(3,336)		2,979		46,492	¥ 10		49,471
Balance (in Shares) at Dec. 31, 2020 | shares			225,000,000											193,668,615
Repurchase of non-controlling interests | ¥					(236)						(236)		(948)			(1,184)
Dividend paid to noncontrolling shareholders | ¥													(6,620)			(6,620)
Net profit							(23,721)				(23,721)		5,631		(18,090)	(18,090)
Share-based compensation of subsidiary (Note 12) | ¥					(157)						(157)		2,136			1,979
Foreign currency translation | ¥									(301)		(301)		1,208			907
Balance at Dec. 31, 2021	$ 3	$ 5	¥ 11	$ 75,104	75,091	$ (92,911)	(92,911)	$ (3,637)	(3,637)	$ (21,436)	(21,436)	$ 47,899	47,899	¥ 10	26,463	26,463
Balance (in Shares) at Dec. 31, 2021 | shares	30,371,435	49,628,565	225,000,000											193,668,615
Repurchase of non-controlling interests				(274)						(274)		(233)			(507)
Net profit						2,125				2,125		3,567			5,692
Disposal Shengda Group (Note 3)				21,874						21,874		2,168			24,042
Share-based compensation of subsidiary (Note 12)												830			830
Foreign currency translation								355		355		(2,767)			2,412
Balance at Jun. 30, 2022	$ 3	$ 5		96,704		(90,786)		(3,282)		2,644		51,464			54,108
Balance (in Shares) at Jun. 30, 2022 | shares	30,371,435	49,628,565
Balance at Dec. 31, 2021	$ 3	$ 5	¥ 11	75,104	75,091	(92,911)	(92,911)	(3,637)	(3,637)	(21,436)	(21,436)	47,899	47,899	¥ 10	26,463	26,463
Balance (in Shares) at Dec. 31, 2021 | shares	30,371,435	49,628,565	225,000,000											193,668,615
Repurchase of non-controlling interests | ¥					(276)						(276)		(234)			(510)
Net profit							(6,669)				(6,669)		(5,230)		(11,899)	(11,899)
Disposal Shengda Group (Note 3) | ¥					21,059						21,059		2,163			23,222
Share-based compensation of subsidiary (Note 12) | ¥					(123)						(123)		2,033			1,910
Foreign currency translation | ¥									2,161		2,161		(4,571)			(2,410)
Balance at Dec. 31, 2022	$ 3	$ 5	¥ 11	95,764	¥ 95,751	(99,580)	¥ (99,580)	(1,476)	¥ (1,476)	(5,284)	¥ (5,284)	42,060	¥ 42,060	¥ 10	36,776	¥ 36,776
Balance (in Shares) at Dec. 31, 2022 | shares	30,371,435	49,628,565	225,000,000											193,668,615
Adoption of ASC326						(241)				(241)		(266)			(507)
Reverse recapitalization				(2,506)						(2,506)					(2,506)
Reverse recapitalization (in Shares) | shares	2,743,010
Conversion of Public Rights
Conversion of Public Rights (in Shares) | shares	610,000
Equity financing through Private Placement (Note 11)	$ 1			21,736						21,737					21,737
Equity financing through Private Placement (Note 11) (in Shares) | shares	2,173,657
Shares issued to Trans Asia (Note 11)
Shares issued to Trans Asia (Note 11) (in Shares) | shares	160,000
Offering costs				(910)						(910)					(910)
Net profit						(3,379)				(3,379)		4,515			1,136
Share-based compensation of subsidiary (Note 12)												776			776
Foreign currency translation								(167)		(167)		(2,447)			(2,447)
Balance at Jun. 30, 2023	$ 4	$ 5		$ 114,084		$ (103,200)		$ (1,643)		$ 9,250		$ 44,638			$ 53,888
Balance (in Shares) at Jun. 30, 2023 | shares	36,058,102	49,628,565